1900 K Street, NW Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
ADAM T. TEUFEL adam.teufel@dechert.com +1 202 261 3464 Direct +1 202 261 3164 Fax

November 1, 2019

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, DC 20549

Re:	PIMCO Flexible Credit Income Fund (the “Fund”)

File Nos.: 333-228092 and 811-23211

Ladies and Gentlemen,

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Fund to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that the definitive forms of Prospectus and Statement of Additional Information, each dated October 28, 2019, do not differ from those contained in the Fund’s most recent amendment to its registration statement, which was filed electronically with the Securities and Exchange Commission on October 25, 2019 pursuant to Rule 486(b) under the Securities Act.

If you have any questions relating to this filing, please do not hesitate to contact me at 202.261.3464.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

cc:	Ryan Leshaw

Wu-Kwan Kit

David C. Sullivan

Nathan D. Briggs